CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Revenue	$ 49,725,000	$ 0	$ 95,000
Cost of revenues:
Cost of revenues	135,694,000	0	72,000
Gross profit (loss)	(85,969,000)	0	23,000
Net loss	(784,238,000)	(690,438,000)	(370,866,000)
Operating expenses:
Research and development	270,480,000	292,951,000	185,619,000
Selling, general and administrative	346,186,000	400,575,000	182,724,000
Impairment expense	0	0	14,415,000
Total operating expenses	616,666,000	693,526,000	382,758,000
Loss from operations	(702,635,000)	(693,526,000)	(382,735,000)
Other income (expense):
Interest income (expense), net	(17,712,000)	(481,000)	202,000
Loss on forward contract liability	0	0	(1,324,000)
Revaluation of warrant liability	3,903,000	3,051,000	13,448,000
Other income (expense), net	(1,023,000)	4,102,000	(846,000)
Loss before income taxes and equity in net loss of affiliates	(717,467,000)	(686,854,000)	(371,255,000)
Income tax expense (benefit)	6,000	4,000	(1,026,000)
Loss before equity in net loss of affiliates	(717,473,000)	(686,858,000)	(370,229,000)
Equity in net loss of affiliates	(20,665,000)	(3,580,000)	(637,000)
Net loss from continuing operations	(784,238,000)	(690,438,000)	(370,866,000)
Premium paid on repurchase of redeemable convertible preferred stock	0	0	(13,407,000)
Net loss attributable to common stockholders	(784,238,000)	(690,438,000)	(384,273,000)
Net loss from discontinued operations	(46,100,000)
Net loss	$ (738,138,000)	$ (690,438,000)	$ (370,866,000)
Basic net loss per share:
Basic (in dollars per share)	$ (1.67)	$ (1.73)	$ (1.11)
Diluted (in dollars per share)	$ (0.11)	$ 0	$ 0
Basic
Basic (in shares)	441,800,499	398,655,081	335,325,271
Diluted (in shares)	441,800,499	398,784,392	335,831,033
Truck sales
Revenues:
Revenue	$ 45,931,000	$ 0	$ 0
Cost of revenues:
Cost of revenues	132,556,000	0	0
Service and other
Revenues:
Revenue	3,794,000	0	95,000
Cost of revenues:
Cost of revenues	$ 3,138,000	$ 0	$ 72,000